                                FOUNDATION GROWTH
                                 STOCK FUND, INC.

                                DECEMBER 31, 1995

                               FINANCIAL STATEMENTS

                            [TANNER & CO LETTERHEAD]


                          INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
FOUNDATION GROWTH STOCK FUND, INC.

        We have audited the accompanying statement of assets and liabilities of Foundation Growth Stock Fund, Inc., as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended December 31, 1995, and the supplementary schedule of selected per share data and ratios for each of the ten years in the period ended December 31, 1995. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 1995 by corresponding with the custodian. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and supplementary schedule referred to above present fairly, in all material respects, the financial position of Foundation Growth Stock Fund, Inc. at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 1995, and selected per share data and ratios for each of the ten years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.

        During the year, The Board of Directors determined that it would be in the best interest of the shareholders to liquidate the Company. On December 18, 1995, the Company made a distribution to the Company shareholders which effectively liquidated the Company. The Company ceased operations effective December 31, 1995.

                                        TANNER & CO.

Salt Lake City, Utah
January 5, 1996

                       FOUNDATION GROWTH STOCK FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995


                ASSETS
                ------
Cash                                            $3,937
Receivable                                         866
                                                ------

        Total assets                            $4,803
                                                ------

             LIABILITIES
             -----------
Accrued expenses                                 4,803
                                                ------
Net assets applicable to outstanding capital
  shares - authorized 1,000,000 shares of
  $1 par value; no outstanding shares               --
                                                ------
Net asset value per share                       $   --
                                                ======



See accompanying notes to financial statements.

                       FOUNDATION GROWTH STOCK FUND, INC.

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1995



INVESTMENT INCOME:
  Income:
        Interest                                         $ 64,743
        Cash dividends                                      6,283
                                                         --------

                                                           71,026
                                                         --------
  Expenses:
    Investment advisory fee                                24,625
    Postage and printing                                    9,184
    Transfer agent and dividend expense                     6,756
    Custodian fee                                           4,734
    Professional fees                                       4,663
    Computer expense                                        4,120
    Directors' fees                                         1,350
    Miscellaneous                                           4,308
                                                         --------

                                                           59,740
                                                         --------

  Net investment income                                    11,286
                                                         --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Realized gain from securities transactions:
        Proceeds from sale                                662,594
        Cost of securities sold                           628,011
                                                         --------

    Net realized gain on investments                       34,583
                                                         --------

    Change in net unrealized depreciation
     of investments:
        Beginning of year                                 (77,861)
        End of year                                            -
                                                         --------
    Decrease in net unrealized depreciation
    of investments                                         77,861
                                                         --------

    Net gain investments                                  112,444
                                                         --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $123,730
                                                         ========

See accompanying notes to financial statements.

                       FOUNDATION GROWTH STOCK FUND, INC.

                       STATEMENT OF CHANGES IN NET ASSETS

                     YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                                   1995                   1994
                                                                   ----                   ----
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                $    11,286             $   (4,931)
  Net realized gain on investments                                 34,583                 10,696
  Change in net unrealized depreciation
    of investments                                                 77,861                (22,904)
                                                              -----------             ----------
      Net increase (decrease) in net assets
      resulting from operations                                   123,730                (17,139)
                                                              -----------             ----------
Distributions to shareholders:
  Net investment income ($.02 and $.00 per share)                  (6,355)                    --
  Realized gains ($.14 and $.04 per share)                        (34,583)               (10,696)
                                                              -----------             ----------
      Net distribution to shareholders                            (40,938)               (10,696)
                                                              -----------             ----------

From capital share transactions:
  Net asset value of shares (8,512 and 2,176 shares,
    respectively) issued to shareholders in
    reinvestment of dividends and distributions                    45,047                 10,599
  Payments for redemption of 261,308 and 6,330 shares,
    respectively                                               (1,359,144)               (31,506)
                                                              -----------             ----------
      Decrease in net assets from
      capital share transactions                               (1,314,097)               (20,907)
                                                              -----------             ----------
      Decrease in net assets                                   (1,231,305)               (48,742)
                                                              -----------             ----------
Net assets at beginning of year                                 1,231,305              1,280,047
                                                              -----------             ----------
Net assets at end of year (including undistributed net
  investment income (loss) of $-0- and ($49,317)
  in 1995 and 1994, respectively)                             $        --             $1,231,305
                                                              ===========             ==========

See accompanying notes to financial statements.

                      FOUNDATION GROWTH STOCK FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995


(1) LIQUIDATION

        During the year ended December 31, 1995, the Board of Directors determined that it was in the best interest of the investors to liquidate Foundation Growth Stock Fund (Company). On December 18, 1995 a final liquidation was made to all investors based upon their prorata investment in the Company less an estimate of the remaining liquidation costs.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    SECURITIES VALUATION

        The value of securities traded on any national exchange has been determined at their last sales price on the year end date. Investments are stated at value based on latest quoted market prices or at fair value as determined by the Board of Directors.

    FEDERAL INCOME TAXES

        It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient taxable income to its shareholders to eliminate federal income taxes (see note 4). Therefore, no federal income tax provision is required.

    CASH AND CASH EQUIVALENTS

                The Company considers all nongovernment debt instruments of nine months or less to be cash or cash equivalents.

    OTHER

        As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

    CONCENTRATION OF CREDIT

        The Company is a diversified, open-end management company (Mutual Fund) investing in common stocks, bonds, U.S. government securities and other investments. Substantially all investors are individuals, trust and corporations which reside within the United States.

                       FOUNDATION GROWTH STOCK FUND, INC.

(3)  MANAGEMENT AND ADVISORY FEES WITH RELATED PARTIES

        The Company has contracts with Fund Management & Research Corporation wherein Fund Management & Research Corporation acts as an investment advisor to the Company.

        The investment advisory contract with Fund Management & Research Corporation provides for a monthly advisory fee of 1/6th of 1 percent of the average total net assets of the Company during that month. Investment advisory fees paid or accrued to Fund Management & Research Corporation in 1995 amounted to $24,625.

        The Company pays to Fund Management & Research Corporation $750 per quarter to act as dividend paying agent and maintaining the voluntary accumulation plan. A total of $3,000 was paid under this agreement during 1995.

        Fund Management & Research Corporation pays commissions and salaries and provides office space, office facilities, and equipment for the Company under the terms of the agreement.

        The president of Fund Management & Research Corporation is also president of the Company. All of the outstanding capital stock of Fund Management & Research Corporation is owned by such officers.


(4)  TAX STATUS

        The Company qualifies as a regulated investment company for the year ended December 31, 1995, which requires it to distribute 90% of its taxable income to its shareholders. Accordingly, the Company distributed sufficient income on December 31, 1995 to eliminate any federal income tax liability for 1995.

(5)  SALES AND PURCHASES OF SECURITIES

        Realized gain for the year ended December 31, 1995 is computed on the first-in, first-out basis. There would have been no difference in the gain if average cost were used for the year then ended.

                    FOUNDATION GROWTH STOCK FUND, INC.

(5)  SALES AND PURCHASES OF SECURITIES - CONTINUED

        Purchases and sales of investment securities, excluding short-term investments, were as follows for the year ended December 31, 1995:


Purchase of securities                  $ 70,875
                                        ========
Sale of securities                      $662,594
Cost of securities sold                  628,011
                                        --------
Net realized gain on investments        $ 34,583
                                        ========


(6)  ACCUMULATED UNDISTRIBUTED INVESTMENT INCOME AND REALIZED GAIN

        As of December 31, 1995, all net investment income and realized gains had been distributed as follows:


Accumulated net investment gains distributed:
    December 31, 1995                                   $ 6,355

Accumulated realized gains distributed:
    December 31, 1995                                    34,583
                                                        -------
Total net investment income and realized
gain distributed                                        $40,938
                                                        =======
Net unrealized appreciation in value of
investments as of December 31, 1995                     $    --
                                                        =======


(7)  DISTRIBUTION TO SHAREHOLDERS

        On December 15, 1995 and December 31, 1994, reinvestment of $.17 and $.04 per share aggregating in $45,047 and $10,599, respectively, were declared and distributed from net investment income and realized gains.

        On December 18, 1995, a cash distribution of $5.18 or $1,314,890 was distributed to the shareholders to liquidate the Company.

                      FOUNDATION GROWTH STOCK FUND, INC.

(8)  CAPITAL SHARE TRANSACTIONS

        Transactions in capital stock were as follows:



                                    Number of Shares            Amount
                                   -----------------     ---------------------
                                      1995      1994           1995       1994
                                      ----      ----           ----       ----
Shares issued in reinvestment
of dividends                         8,512     2,176     $   45,047     10,599
                                   =======    ======     ==========     ======

Shares redeemed                    261,308     6,330     $1,359,144     31,506
                                   =======    ======     ==========     ======


                      FOUNDATION GROWTH STOCK FUND, INC.

                            SUPPLEMENTARY SCHEDULE
                      SELECTED PER SHARE DATA AND RATIOS


                                                                Years Ended December 31,
                            ------------------------------------------------------------------------------------------------------
                            1986       1987       1988       1989       1990       1991        1992       1993       1994     1995
                            ----       ----       ----       ----       ----       ----        ----       ----       ----     ----

PER SHARE DATA

1.  Investment income
    (loss )                $ .32        .35        .36        .41        .35         .31        .22        .21        .19      .28

2.  Expenses                 .18        .19        .19        .23        .21         .20        .21        .21        .21      .24
                             ---        ---        ---        ---        ---         ---        ---        ---        ---      ---
3.  Net investment
    income (loss)            .14        .16        .17        .18        .14         .11        .01        .00       (.02)     .04

4.  Dividends from net
    investment income       (.18)      (.14)      (.33)      (.18)      (.14)       (.11)      (.01)       .00        .00     (.03)

5.  Net realized and
    unrealized gain
    (losses) on
    securities               .33        .27        .33       (.10)      (.08)        .54        .12       (.17)      (.05)     .44

6.  Distributions from
    net realized gain
    on securities            .00        .00       (.32)      (.05)      (.02)       (.14)      (.18)      (.11)      (.04)    (.14)
                             ---        ---        ---        ---        ---         ---        ---        ---        ---      ---
7.  Net increase
    (decrease) in net
    asset value              .29        .29       (.15)      (.15)      (.10)        .40       (.06)      (.28)      (.11)     .31

8.  Net asset value
    at beginning of
    period                  4.74       5.03       5.32       5.17       5.02        4.92       5.32       5.26       4.98     4.87

9.  Distribution of
    net assets                 -          -          -          -          -           -          -          -          -    (5.18)
                             ---        ---        ---        ---        ---         ---        ---        ---        ---      ---
10. Net asset value
    at end of period        5.03       5.32       5.17       5.02       4.92        5.32       5.26       4.98       4.87        -
                            ====       ====       ====       ====       ====        ====       ====       ====       ====     ====

RATIOS

11. Expenses to
    average net
    assets %                3.76       3.47       3.62       4.40       4.22        3.98       3.86       4.06       4.21     4.66

12. Net investment
    income (loss)
    to average net
    assets %                2.93       3.25       3.15       3.57       2.73        2.08        .30        .00       (.39)     .88

13. Portfolio
    turnover ratio           116        135         52        152        .13         193        330         88          0      .26

14. Number of shares
    outstanding at
    end of period        254,281    248,055    269,309    268,628    261,870     263,242    259,222    256,949    252,796        -
